RESTRICTIONS ON CASH AND DUE FROM BANKS (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
RESTRICTIONS ON CASH AND DUE FROM BANKS [Abstract]
Average reserve balances maintained	$ 9.6	$ 5.2
Reserve balances related to investment security transactions and merchant payment processing operations	$ 0.1	$ 0.7